Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Cash and Restricted Cash

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	June 30, 2020	June 30, 2019
Cash	$270,304	$83,786
Restricted cash	491,755	277,950
Total cash and restricted cash	$762,059	$361,736

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	December 31, 2019	December 31, 2018
Cash	$6,703	$12,456
Restricted cash	484,882	88,750
Total cash and restricted cash	$491,585	$101,206

Schedule of Disaggregation Revenue
Six months ended June 30, 2020	Medical	Life	Property and Casualty	Total
Regular	$3,146,340	$1,065	$472,391	$3,619,796
Contingent commission			$26,536	$26,536
Profit-sharing
Override commission
Bonuses
Total six months ended June 30, 2020	$3,146,340	$1,065	$498,927	$3,646,332

Six months ended June 30, 2019
Regular	$1,092,934	$1,558	$288,594	$1,383,086
Contingent commission
Profit Sharing
Override commission
Bonuses
Total six months ended June 30, 2019	$1,092,934	$1,558	$288,594	$1,383,086

The following table disaggregates the Company’s revenue by line of business:

Year ended December 31, 2019	Medical	Life	Property and Casualty	Total
Regular	$3,582,182	$1,810	$866,793	$4,450,785
Contingent commission
Profit-sharing
Override commission
Bonuses
Total year ended December 31, 2019	$3,582,182	$1,810	8866,793	$4,450,785

Period from August 1, 2018 through December 31, 2018
Regular	$382,391		$8,379	$390,770
Contingent commission
Profit Sharing
Override commission
Bonuses
Total period from August 1, 2018 through December 31, 2018	$382,391		$8,379	$390,770

Schedule of Estimated Useful Life of Property Plant and Equipment

The estimated useful life of the Companies Property and Equipment is as follows:

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3